Financial Instruments Designated at Fair Value Through Profit or Loss	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Financial Instruments Designated at Fair Value Through Profit or Loss
10	Financial Instruments Designated at Fair Value Through Profit or Loss
In accordance with its risk management strategy, the Bank has elected to designate certain senior note liabilities at fair value through profit or loss to reduce an accounting mismatch between fair value changes in these instruments and fair value changes in related derivatives, and where a hybrid financial liability contains one or more embedded derivatives that are not closely related to the host contract. Changes in fair value of financial liabilities arising from the Bank’s own credit risk are recognized in other comprehensive income, without subsequent reclassification to net income.
The cumulative fair value adjustment due to own credit risk is determined at a point in time by comparing the present value of expected future cash flows over the term of these liabilities discounted at the Bank’s effective funding rate, and the present value of expected future cash flows discounted at a benchmark rate.
The following table presents the fair value of financial liabilities designated at fair value through profit or loss and their changes in fair value.

	Fair value		Change in fair value (1) Gains/(Losses)		Cumulative change in FV (2) Gains/(Losses)
	As at		For the year ended
October 31 ($ millions)	2024	2023	2024	2023	2024	2023
Liabilities :
Senior note liabilities (3)	$36,341	$26,779	$(4,515)	$762	$4,140	$8,655

(1)	Change in the difference between the contractual maturity amount and the carrying value.
(2)	The cumulative change in fair value is measured from the instrument’ s date of initial recognition.
(3)
Changes in fair value attributable to changes in the Bank’s own credit risk are recorded in other comprehensive income. Other changes in fair value are recorded in non-interest
income – trading revenues. The offsetting fair value changes from associated derivatives is also recorded in non-interest
income – trading revenues.

The following table presents the changes in fair value attributable to changes in the Bank’s own credit risk for financial liabilities designated at fair value through profit or loss as well as their contractual maturity and carrying amounts.

	Senior Note Liabilities
($ millions)	Contractual maturity amount	Carrying Value	Difference between contractual maturity amount and carrying value	Changes in fair value for the period attributable to changes in own credit risk recorded in other comprehensive income Gains/(Losses)	Cumulative changes in fair value attributable to changes in own credit risk (1) Gains/(Losses)
As at October 31, 2024	$40,481	$36,341	$4,140	$(804)	$(913)
As at October 31, 2023	$35,434	$26,779	$8,655	$(1,338)	$(109)

(1)	The cumulative change in fair value is measured from the instrument’s date of initial recognition.